Property and equipment (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Property and equipment is composed as follows
Property and equipment	R$ 399,990	[1]	R$ 67,104	R$ 10,889
Data processing equipment
Property and equipment is composed as follows
Property and equipment	46,538	[1]	15,519	5,910
Machinery and equipment
Property and equipment is composed as follows
Property and equipment	343,229	[2]	41,661	4,294
Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,278	[1]	2,005	331
Leasehold improvements
Property and equipment is composed as follows
Property and equipment	7,070	[1]	6,759	234
Other
Property and equipment is composed as follows
Property and equipment	875	[1]	1,160	120
Cost
Property and equipment is composed as follows
Property and equipment	449,363		78,607	16,607
Cost | Data processing equipment
Property and equipment is composed as follows
Property and equipment	65,116		23,334	11,024
Cost | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	371,741	[2]	44,757	4,738
Cost | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	2,660		2,153	397
Cost | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	8,480		6,954	263
Cost | Other
Property and equipment is composed as follows
Property and equipment	1,366		1,409	185
Accumulated amortization
Property and equipment is composed as follows
Property and equipment	(49,373)		(11,503)	(5,718)
Accumulated amortization | Data processing equipment
Property and equipment is composed as follows
Property and equipment	(18,578)		(7,815)	(5,114)
Accumulated amortization | Machinery and equipment
Property and equipment is composed as follows
Property and equipment	(28,512)	[2]	(3,096)	(444)
Accumulated amortization | Furniture and fittings
Property and equipment is composed as follows
Property and equipment	(382)		(148)	(66)
Accumulated amortization | Leasehold improvements
Property and equipment is composed as follows
Property and equipment	(1,410)		(195)	(29)
Accumulated amortization | Other
Property and equipment is composed as follows
Property and equipment	R$ (491)		R$ (249)	R$ (65)

[1]	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490
[2]	Net book value of machinery and equipment includes R$340,011 of POS devices.